SCHEDULE OF INVESTMENTS
Delaware Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Cable & Satellite – 1.0%
Charter Communications, Inc., Class A(A)	81	$52,715

Interactive Home Entertainment – 1.1%
Take-Two Interactive Software, Inc.(A)	305	54,256

Interactive Media & Services – 4.8%
Alphabet, Inc., Class A(A)	87	251,084

Movies & Entertainment – 0.7%
Netflix, Inc.(A)	59	35,369

Total Communication Services - 7.6%		393,424

Consumer Discretionary

Auto Parts & Equipment – 2.3%
Aptiv plc(A)	721	118,860

Automotive Retail – 1.5%
AutoZone, Inc.(A)	37	78,395

Footwear – 1.7%
NIKE, Inc., Class B	537	89,486

Homebuilding – 1.6%
D.R. Horton, Inc.	774	83,896

Internet & Direct Marketing Retail – 3.4%
Amazon.com, Inc.(A)	53	175,186

Total Consumer Discretionary - 10.5%		545,823

Consumer Staples

Food Distributors – 2.4%
Sysco Corp.	1,572	123,475

Hypermarkets & Super Centers – 3.0%
Costco Wholesale Corp.	274	155,655

Total Consumer Staples - 5.4%		279,130

Financials

Asset Management & Custody Banks – 6.3%
Artisan Partners Asset Management, Inc.	1,532	72,963
Blackstone Group, Inc. (The), Class A	936	121,048
KKR & Co.	1,781	132,719
		326,730

Consumer Finance – 2.0%
American Express Co.	642	105,002

Financial Exchanges & Data – 4.0%
CME Group, Inc.	629	143,641
Intercontinental Exchange, Inc.	484	66,261
		209,902

Insurance Brokers – 1.5%
Aon plc	265	79,690

Investment Banking & Brokerage – 3.3%
Charles Schwab Corp. (The)	763	64,168
Morgan Stanley	1,085	106,514
		170,682

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	789	124,911

Property & Casualty Insurance – 1.0%
Progressive Corp. (The)	521	53,440

Total Financials - 20.5%		1,070,357

Health Care

Health Care Facilities – 1.6%
HCA Holdings, Inc.	317	81,428

Life Sciences Tools & Services – 2.6%
Danaher Corp.	422	138,707

Managed Health Care – 4.1%
UnitedHealth Group, Inc.	427	214,572

Pharmaceuticals – 5.0%
Eli Lilly and Co.	485	133,839
Zoetis, Inc.	511	124,699
		258,538
Total Health Care - 13.3%		693,245

Industrials

Aerospace & Defense – 2.0%
Airbus SE ADR	3,305	105,468

Agricultural & Farm Machinery – 1.4%
Deere & Co.	208	71,404

Railroads – 2.2%
Union Pacific Corp.	450	113,330

Research & Consulting Services – 1.3%
TransUnion	554	65,634

Trading Companies & Distributors – 2.2%
United Rentals, Inc.(A)	353	117,208

Total Industrials - 9.1%		473,044

Information Technology

Application Software – 0.3%
Autodesk, Inc.(A)	64	17,990

Data Processing & Outsourced Services – 4.7%
Fiserv, Inc.(A)	888	92,208
MasterCard, Inc., Class A	423	152,088
		244,296

Electronic Manufacturing Services – 2.9%
TE Connectivity Ltd.	921	148,538

Internet Services & Infrastructure – 1.4%
VeriSign, Inc.(A)	289	73,246

Semiconductors – 4.4%
Marvell Technology Group Ltd.	498	43,545
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	789	94,948
Texas Instruments, Inc.	490	92,313
		230,806

Systems Software – 8.9%
Microsoft Corp.	1,376	462,622

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	1,408	250,093

Total Information Technology - 27.4%		1,427,591

Materials

Industrial Gases – 1.9%
Linde plc	292	101,063

Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	237	83,457

Total Materials - 3.5%		184,520

Utilities

Electric Utilities – 2.4%
NextEra Energy, Inc.	1,340	125,083

Total Utilities - 2.4%		125,083

TOTAL COMMON STOCKS – 99.7%		$5,192,217
(Cost: $2,722,796)

SHORT-TERM SECURITIES
Money Market Funds(B) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	20,923	20,923

TOTAL SHORT-TERM SECURITIES – 0.4%		$20,923
(Cost: $20,923)

TOTAL INVESTMENT SECURITIES – 100.1%		$5,213,140
(Cost: $2,743,719)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(3,429)

NET ASSETS – 100.0%		$5,209,711

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,192,217	$—	$—
Short-Term Securities	20,923	—	—
Total	$5,213,140	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,743,719

Gross unrealized appreciation	2,473,505
Gross unrealized depreciation	(4,084)

Net unrealized appreciation	$2,469,421